FOLEY & LARDNER LLP ATTORNEYS AT LAW
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	January 28, 2005	WRITER'S DIRECT LINE 414.297.5553 pjones@foley.com Email
Via EDGAR		CLIENT/MATTER NUMBER 076981-0106

Ms. Abby Adams
Special Counsel
U.S. Securities and Exchange Commission
Division of Corporate Finance
Office of Mergers and Acquisitions
Washington, DC 20549

Re:	Total Logistics, Inc. Schedule 14D-9, Amendment No. 1 filed January 25, 2005

Dear Ms. Adams:

        On behalf of our client, Total Logistics, Inc., a Wisconsin corporation (the “Company”), set forth in this letter are the Company’s responses to comments of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) set forth in the Staff’s letter, dated January 27, 2005, with respect to the above-referenced filing. The numbered items set forth below repeat (in bold italics) the comments of the Staff reflected in the Comment Letter, and following such comments are the Company’s responses (in regular type).

        Enclosed please find three copies of Amendment No. 3 to the Schedule 14D-9 and the Information Statement required by Rule 14f-1, each of which was filed today via EDGAR with the Commission. In addition, please find the written statement of the Company requested by the Staff in the Comment Letter.

Schedule 14D-9

        1.    We reissue comment 2. The Schedule 14F-1 must be filed in EDGAR with the header tag “SC 14F1".

        The Company has filed the information statement required by Rule 14f-1 as a separate filing via EDGAR with the header tag “SC 14F1".

BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK	ORLANDO SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR	SAN FRANCISCO SILICON VALLEY TALLAHASSEE TAMPA	TOKYO WASHINGTON, D.C. WEST PALM BEACH

[Graphic Omitted]
Mrs. Abby Adams
January 28, 2005

        2.    We note the statement that the financial advisor’s opinion “should not be relied upon by the Company’s shareholders as such.” Because it is inconsistent with the disclosures relating to the opinion, the limitation should be deleted. Alternatively, disclose the basis for the financial advisor’s belief that shareholders cannot rely upon the opinion to support any claims against the financial advisor arising under applicable state law. Describe any applicable state-law authority regarding the availability of such a potential defense. In the absence of applicable state-law authority, disclose that the availability of such a defense will be resolved by a court of competent jurisdiction. Also disclose that resolution of the question of the availability of such a defense will have no effect on the rights and responsibilities of the board of directors under applicable state law. Further disclose that the availability of such a state-law defense to the financial advisor would have no effect on the rights and responsibilities of either the financial advisor or the board of directors under the federal securities laws.

        The Company has revised Subsection (d) of Item 4 – “Opinion of the Company’s Financial Advisor” of the Schedule 14D-9 in response to the Staff’s comment by deleting the language “should not be relied upon by the Company’s shareholders as such.”

        3.    We note the added disclosure summarizing the financial advisor’s analysis. Please revise to provide additional information, such as the comparable companies and transactions and, where you have disclosed the median values, the high, how and mean for each analysis. We note, for example, that although the multiples implied from the transaction value are above the median of the comparable companies multiples, they are not all above the mean. Also, where the financial advisor chose particular values to use as a basis for these calculations (such as the discount rate), disclose how the values particular values were chosen. Finally, please clarify the disclosure related to the premiums paid analysis, as we are unable to correlate the percentages disclosed in the last sentence of that paragraph to the information in the board book supplied to us on a supplemental basis.

        The Company has revised Subsection (d) of Item 4 – “Opinion of the Company’s Financial Advisor” of the Schedule 14D-9 in response to the Staff’s comment. With respect to the final sentence of the Staff’s comment, the Company has advised the Staff on a supplemental basis that the information in the board book supplied to the Staff was orally updated by the Company’s financial advisor on January 4, 2005 to reflect the final Offer Price of $28.50. The updated information provided to the Company’s board of directors on January 4, 2005 matched the percentages disclosed in the Schedule 14D-9.

* * *

[Graphic Omitted]
Mrs. Abby Adams
January 28, 2005

        If the Staff has any questions with respect to the foregoing, it should contact the undersigned at (414) 297-5553.

Very truly yours, /s/ Paul J. Jones Paul J. Jones

Enclosures

cc:	William T. Donovan John Buono Total Logistics, Inc. Benjamin F. Garmer, III Mark T. Plichta Foley &Lardner LLP